DODIE KENT

Vice President and

Associate General Counsel

(212) 314-3970

Fax: (212) 314-3953

VIA EDGAR

May 3, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MONY Life Insurance Company of America MONY America Variable Account A File Nos. 33-20453 and 811-05166 CIK 0000814378

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectus, statement of additional information and supplement to prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

MONY Life Insurance Company

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104